UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE AGGRESSIVE GROWTH FUND

FORM N-Q

NOVEMBER 31, 2015

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited)	November 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 92.8%
CONSUMER DISCRETIONARY - 18.4%
Internet & Catalog Retail - 1.1%
Liberty Interactive Corp. QVC Group, Interactive Series A Shares	3,890,965	$103,032,753	*
Liberty TripAdvisor Holdings Inc., Class A Shares	389,097	11,649,564	*
Liberty Ventures, Series A Shares	942,273	40,527,162	*

Total Internet & Catalog Retail		155,209,479

Media - 17.3%
AMC Networks Inc., Class A Shares	3,824,746	310,990,097	*(a)
Ascent Capital Group Inc., Class A Shares	76,409	1,527,416	*
Cablevision Systems Corp., New York Group, Class A Shares	8,543,910	260,589,255
CBS Corp., Class B Shares	780,419	39,395,551
Comcast Corp., Class A Shares	696,803	42,407,431
Comcast Corp., Special Class A Shares	11,230,347	685,500,381
Discovery Communications Inc., Class A Shares	8,059,816	250,982,670	*(a)
Discovery Communications Inc., Class C Shares	2,866,264	84,784,089	*
Liberty Broadband Corp., Class A Shares	1,155,993	61,279,189	*
Liberty Broadband Corp., Class C Shares	1,644,138	86,826,928	*
Liberty Global PLC, Class A Shares	694,147	29,438,774	*
Liberty Global PLC, Series C Shares	2,101,982	86,181,262	*
Liberty Global PLC LiLAC, Class A Shares	34,707	1,303,248	*
Liberty Global PLC LiLAC, Class C Shares	105,099	4,121,983	*
Liberty Media Corp., Class A Shares	1,632,900	66,148,779	*
Liberty Media Corp., Class C Shares	2,927,355	114,459,581	*
Madison Square Garden Co., Class A Shares	787,268	127,899,559	*
MSG Networks Inc., Class A Shares	2,361,805	46,716,503	*
Starz, Class A Shares	2,223,118	78,431,603	*
Viacom Inc., Class B Shares	780,419	38,857,062
World Wrestling Entertainment Inc., Class A Shares	989,062	16,804,163

Total Media		2,434,645,524

TOTAL CONSUMER DISCRETIONARY		2,589,855,003

ENERGY - 10.9%
Energy Equipment & Services - 5.0%
Core Laboratories NV	3,016,030	356,343,944	(a)
Frank’s International NV	129,704	2,191,998
National-Oilwell Varco Inc.	3,263,654	121,864,840
Weatherford International PLC	19,908,794	215,214,063	*

Total Energy Equipment & Services		695,614,845

Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	9,900,000	593,010,000
Newfield Exploration Co.	6,171,680	236,128,477	*

Total Oil, Gas & Consumable Fuels		829,138,477

TOTAL ENERGY		1,524,753,322

FINANCIALS - 1.2%
Capital Markets - 0.3%
Cohen & Steers Inc.	1,337,364	41,404,790

Thrifts & Mortgage Finance - 0.9%
Astoria Financial Corp.	3,944,132	63,579,408
New York Community Bancorp Inc.	3,697,843	60,644,625

Total Thrifts & Mortgage Finance		124,224,033

TOTAL FINANCIALS		165,628,823

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	SHARES	VALUE
HEALTH CARE - 32.6%
Biotechnology - 16.5%
Aduro Biotech Inc.	127,393	$3,947,909	*
Alkermes PLC	1,047,195	76,822,225	*
Amgen Inc.	4,833,441	778,667,345
Biogen Inc.	3,277,266	940,116,525	*
ImmunoGen Inc.	856,818	11,627,020	*
Isis Pharmaceuticals Inc.	2,818,982	172,070,661	*
ProQR Therapeutics NV	292,957	3,052,612	*
Spark Therapeutics Inc.	401,316	23,192,052	*
Vertex Pharmaceuticals Inc.	2,337,514	302,380,811	*

Total Biotechnology		2,311,877,160

Health Care Equipment & Supplies - 1.4%
Medtronic PLC	2,479,511	186,806,359
Wright Medical Group NV	369,977	7,924,907	*

Total Health Care Equipment & Supplies		194,731,266

Health Care Providers & Services - 6.8%
UnitedHealth Group Inc.	8,465,216	954,114,495

Pharmaceuticals - 7.9%
Agios Pharmaceuticals Inc.	1,072,868	69,296,544	*
Allergan PLC	2,735,435	858,625,692	*
Mallinckrodt PLC	311,127	21,128,635	*
Teva Pharmaceutical Industries Ltd., Sponsored ADR	343,593	21,622,308
Valeant Pharmaceuticals International Inc.	1,529,967	137,635,831	*

Total Pharmaceuticals		1,108,309,010

TOTAL HEALTH CARE		4,569,031,931

INDUSTRIALS - 6.4%
Aerospace & Defense - 1.4%
Engility Holdings Inc.	254,887	8,819,090
L-3 Communications Holdings Inc.	1,514,396	185,377,214

Total Aerospace & Defense		194,196,304

Commercial Services & Supplies - 3.2%
ADT Corp.	5,568,232	197,505,189
Tyco International PLC	7,006,790	247,409,755

Total Commercial Services & Supplies		444,914,944

Construction & Engineering - 1.4%
Fluor Corp.	4,075,406	198,064,732

Machinery - 0.3%
Pentair PLC	808,673	45,851,759

Trading Companies & Distributors - 0.1%
NOW Inc.	554,498	10,191,673	*

TOTAL INDUSTRIALS		893,219,412

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 0.3%
ARRIS Group Inc.	1,118,610	34,195,908	*

Electronic Equipment, Instruments & Components - 1.9%
Dolby Laboratories Inc., Class A Shares	845,223	29,227,811
Fitbit Inc., Class A Shares	220,430	6,330,750	*
TE Connectivity Ltd.	3,444,160	231,068,694

Total Electronic Equipment, Instruments & Components		266,627,255

Internet Software & Services - 2.4%
Facebook Inc., Class A Shares	2,638,497	275,036,927	*
Twitter Inc.	2,500,000	63,500,000	*

Total Internet Software & Services		338,536,927

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 4.8%
Broadcom Corp., Class A Shares		8,458,626	$462,094,739
Cree Inc.		4,168,744	115,224,084	*
Intel Corp.		2,786,673	96,892,620

Total Semiconductors & Semiconductor Equipment			674,211,443

Software - 4.5%
Autodesk Inc.		3,250,267	206,294,447	*
Citrix Systems Inc.		3,170,084	243,050,340	*
Nuance Communications Inc.		8,872,467	185,700,734	*

Total Software			635,045,521

Technology Hardware, Storage & Peripherals - 7.5%
SanDisk Corp.		8,354,747	617,165,161
Seagate Technology PLC		10,624,511	381,844,925
Western Digital Corp.		950,000	59,289,500

Total Technology Hardware, Storage & Peripherals			1,058,299,586

TOTAL INFORMATION TECHNOLOGY			3,006,916,640

MATERIALS - 0.9%
Metals & Mining - 0.9%
Freeport-McMoRan Inc.		11,583,460	94,752,703
Nucor Corp.		894,853	37,091,657

TOTAL MATERIALS			131,844,360

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T Inc.		4,053,668	136,487,002

TOTAL COMMON STOCKS (Cost - $6,694,620,557)			13,017,736,493

		RIGHTS
RIGHTS - 0.0%
Wright Medical Group NV, CVR (Cost - $3,614,913)		1,445,965	1,503,804	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $6,698,235,470)			13,019,240,297

	RATE	SHARES
SHORT-TERM INVESTMENTS - 7.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $1,029,842,653)	0.148%	1,029,842,653	1,029,842,653

TOTAL INVESTMENTS - 100.1% (Cost - $7,728,078,123#)			14,049,082,950
Liabilities in Excess of Other Assets - (0.1)%			(14,191,468)

TOTAL NET ASSETS - 100.0%			$14,034,891,482

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At November 30, 2015, the total market value of Affiliated Companies was $918,316,711 and the cost was $604,673,384 (See Note 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVR	— Contingent Value Rights

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common Stocks	$13,017,736,493	—	—	$13,017,736,493
Rights	1,503,804	—	—	1,503,804

Total long-term investments	$13,019,240,297	—	—	$13,019,240,297

Short-term investments†	1,029,842,653	—	—	1,029,842,653

Total investments	$14,049,082,950	—	—	$14,049,082,950

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At November 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,608,258,206
Gross unrealized depreciation	(287,253,379)

Net unrealized appreciation	$6,321,004,827

3. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended November 30, 2015:

	Affiliate Value at 8/31/15	Purchased		Sold		Dividend Income	Affiliate Value at 11/30/15	Realized Gain/Loss
Company		Cost	Shares	Cost	Shares
AMC Networks Inc. Class A Shares	$276,835,115	—	—	—	—	—	$310,990,097	—
Core Laboratories NV	348,894,351	—	—	—	—	$1,409,994	356,343,944	—
Cree Inc.*	143,823,512	—	—	$65,231,282	1,115,000	—	—	$(37,332,237)
Discovery Communications Inc., Class A Shares	214,391,106	—	—	—	—	—	250,982,670	—

	$983,944,084	—	—	$65,231,282	1,115,000	$1,409,994	$918,316,711	$(37,332,237)

*	This security was not an affiliated company at November 30, 2015.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 21, 2016